Leasing - Summary of Future Minimum Lease Payment Obligations (Detail) kr in Millions	12 Months Ended
Dec. 31, 2017 SEK (kr)
Disclosure of finance lease and operating lease by lessee [line items]
Operating leases	kr 17,119
Future minimum, Operating leases	613
2018 [member]
Disclosure of finance lease and operating lease by lessee [line items]
Operating leases	3,491
Future minimum, Operating leases	83
2019 [member]
Disclosure of finance lease and operating lease by lessee [line items]
Operating leases	2,927
Future minimum, Operating leases	87
2020 [member]
Disclosure of finance lease and operating lease by lessee [line items]
Operating leases	2,506
Future minimum, Operating leases	85
2021 [member]
Disclosure of finance lease and operating lease by lessee [line items]
Operating leases	1,966
Future minimum, Operating leases	87
2022 [member]
Disclosure of finance lease and operating lease by lessee [line items]
Operating leases	1,442
Future minimum, Operating leases	87
2023 or later [member]
Disclosure of finance lease and operating lease by lessee [line items]
Operating leases	4,787
Future minimum, Operating leases	kr 184